Employee benefit plans - Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase (as a percent)	0.50%
Change in assumption, decrease (as a percent)	0.50%
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ (1,270)
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ 1,422
Salary escalation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase (as a percent)	0.50%
Change in assumption, decrease (as a percent)	0.50%
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 1,199
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ (1,080)